S000068817 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
iShares ESG Advanced Total USD Bond Market ETF | iShares ESG Advanced Total USD Bond Market ETF
Prospectus [Line Items]
Annual Return [Percent]	1.94%	5.86%	(12.71%)	(1.49%)